Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Net-operating loss carryforward	$ 1,385,309	$ 2,430,727
Other		1,478
Total Deferred Tax Assets	1,385,309	2,432,215
Valuation allowance	(1,385,309)	(2,432,215)
Deferred Tax Asset, Net of Allowance